Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 178,698	$ 162,948
Fair value	178,651	162,854
Financial liabilities, carrying value	21,287	18,902
Financial liabilities, at fair value	21,236	18,801
Invested assets	189,817	174,328
Investment properties	9,290	9,723
Other non-financial invested assets	1,829	1,657
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	2,077	1,311
Financial liabilities, at fair value	2,077	1,311
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	5,028	3,247
Financial liabilities, at fair value	5,028	3,247
Measured at amortized cost | Investment contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	11,678	11,672
Financial liabilities, at fair value	11,678	11,672
Measured at amortized cost | Other financial liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	2,265	2,449
Financial liabilities, at fair value	2,214	2,348
FVTPL | Obligations for securities borrowing
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	239	223
Financial liabilities, at fair value	239	223
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Carrying value	13,873	13,173
Fair value	13,873	13,173
Debt securities
Disclosure of fair value measurement of assets [line items]
Carrying value	81,955	75,493
Debt securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	68,106	61,180
Fair value	68,106	61,180
Debt securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	13,849	14,313
Fair value	13,849	14,313
Equity securities
Disclosure of fair value measurement of assets [line items]
Carrying value	9,974	7,138
Equity securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	9,900	7,070
Fair value	9,900	7,070
Equity securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	74	68
Fair value	74	68
Mortgages and loans | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	53,233	50,552
Fair value	53,233	50,552
Mortgages and loans | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	2,525	1,948
Fair value	2,525	1,948
Mortgages and loans | Amortized cost
Disclosure of fair value measurement of assets [line items]
Carrying value	1,861	2,100
Fair value	1,814	2,006
Mortgages and loans | Amortized cost | Level 2
Disclosure of fair value measurement of assets [line items]
Fair value	1,787	1,994
Mortgages and loans | Amortized cost | Level 3
Disclosure of fair value measurement of assets [line items]
Fair value	27	12
Derivatives
Disclosure of fair value measurement of assets [line items]
Carrying value	1,971	2,183
Fair value	1,971	2,183
Other financial invested assets | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	7,950	6,883
Fair value	7,950	6,883
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Carrying value	5,356	3,478
Fair value	$ 5,356	$ 3,478